                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04917

Morgan Stanley Federal Securities Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                        (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2004

Date of reporting period: October 31, 2004


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY FEDERAL SECURITIES TRUST PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

FUND REPORT
For the year ended October 31, 2004

TOTAL RETURN FOR THE 12 MONTHS ENDED OCTOBER 31, 2004

                                                      LEHMAN
                                                    BROTHERS              LIPPER
                                                        U.S.        GENERAL U.S.
                                                  GOVERNMENT          GOVERNMENT
CLASS A     CLASS B     CLASS C     CLASS D         INDEX(1)      FUNDS INDEX(2)
--------------------------------------------------------------------------------
 4.74%       4.05%       4.03%       4.93%           4.83%            4.36%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET CONDITIONS

Fixed-income investors during the course of the reporting year were confronted by an array of contradictory economic data. At the beginning of the period, investors expected interest rates to remain at historically low levels thanks to a combination of weak employment growth, ongoing threats of terrorism and deflationary pressures. These signals of economic weakness persisted through the first half of the period until April, when the release of March employment numbers was significantly higher than had been anticipated. Moreover, the release included upward revisions of estimates from earlier periods. These new signals of economic strength led investors to conclude that the Federal Open Market Committee (the "Fed") would begin to raise rates sooner than had previously been expected.

The Fed went on to do so at its June meeting as well as subsequent meetings, bringing the overnight federal funds rate to 1.75 percent by the end of the period. Despite these changes, however, continued softness in the economy pushed yields on intermediate and longer-maturity securities lower in the third and into the fourth calendar quarter of 2004. The market's concerns were fueled by continued weakness in employment growth, steady rises in oil prices and uncertainty over the outcome of the U.S. presidential election.

Against this mixed backdrop, performance varied over the major segments of the fixed-income market. U.S. Treasury securities lagged other parts of the market due to their high sensitivity to fluctuating interest rates and their relatively low yields. Mortgage-backed securities (MBS) had mixed performance, with higher-coupon securities leading the pack while lower-coupon issues lagged on expectations of rising prepayments.

PERFORMANCE ANALYSIS

Results for this period were mixed. Except for class D, the Fund underperformed its primary benchmark--Lehman Brothers U.S. Government Index. Classes A & D both outperformed Lipper General U.S. Government Funds Index, while the other classes languished. With interest rates at multi-decade lows, our analysis indicated that the next significant shift in interest rates was likely to be up rather than down. As a result, we reduced the fund's duration* to a level below that of its benchmark. While interest rates did rise during some portions of this 12-month period, intermediate and longer yields declined overall and shorter yields rose only slightly. As a result, this strategy exerted a drag on the Fund's performance.

On a more positive note, the Fund's emphasis on higher-coupon MBS was beneficial. Periods of interest-rate volatility can be harmful to MBS prices, especially for lower-coupon securities that lack the income cushion of higher-coupon securities. The Fund's higher-coupon holdings helped ameliorate this volatility during the period.

* A MEASURE OF THE SENSITIVITY OF A BOND'S PRICE TO CHANGES IN INTEREST RATES, EXPRESSED IN YEARS. EACH YEAR OF DURATION REPRESENTS AN EXPECTED 1 PERCENT CHANGE IN THE PRICE OF A BOND FOR EVERY 1 PERCENT CHANGE IN INTEREST RATES. THE LONGER A BOND'S DURATION, THE GREATER THE EFFECT OF INTEREST-RATE MOVEMENTS ON ITS PRICE. TYPICALLY, FUNDS WITH SHORTER DURATIONS PERFORM BETTER IN RISING-INTEREST-RATE ENVIRONMENTS, WHILE FUNDS WITH LONGER DURATIONS PERFORM BETTER WHEN RATES DECLINE.

THERE IS NO GUARANTEE THAT ANY SECURITIES MENTIONED WILL CONTINUE TO PERFORM WELL OR BE HELD BY THE FUND IN THE FUTURE.

PORTFOLIO COMPOSITION**
Mortgage-Backed -- FNMA                     42.6%
Short-Term Investments                      36.6
Mortgage-Backed -- FHLMC                    11.5
U.S. Treasuries                              6.4
Mortgage-Backed -- GNMA                      2.9

LONG-TERM CREDIT ANALYSIS
AAA                                          100%

DATA AS OF OCTOBER 31, 2004. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR PORTFOLIO COMPOSITION ARE AS A PERCENTAGE OF TOTAL INVESTMENTS. ALL PERCENTAGES FOR LONG-TERM CREDIT ANALYSIS ARE AS A PERCENTAGE OF TOTAL LONG-TERM INVESTMENTS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

** DOES NOT INCLUDE OPEN LONG FUTURES CONTRACTS WITH AN UNDERLYING FACE AMOUNT OF $11,725,906 AND UNREALIZED APPRECIATION OF $402,248 AND OPEN SHORT FUTURES CONTRACTS WITH AN UNDERLYING FACE AMOUNT OF $51,405,501 AND UNREALIZED DEPRECIATION OF $266,392.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN U.S. GOVERNMENT SECURITIES. IN MAKING INVESTMENT DECISIONS, THE FUND'S "INVESTMENT MANAGER," MORGAN STANLEY INVESTMENT ADVISORS INC., CONSIDERS ECONOMIC DEVELOPMENTS, INTEREST RATE LEVELS AND OTHER FACTORS. THE FUND IS NOT LIMITED AS TO THE MATURITIES OR TYPES OF THE U.S. GOVERNMENT SECURITIES IN WHICH IT MAY INVEST. THE FUND'S INVESTMENTS IN MORTGAGE-BACKED SECURITIES ISSUED OR GUARANTEED BY AGENCIES OR INSTRUMENTALITIES OF THE U.S. GOVERNMENT MAY, AT ANY TIME, BE SUBSTANTIAL.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE

OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102. YOU MAY OBTAIN COPIES OF A FUND'S FISCAL QUARTER FILINGS BY CONTACTING MORGAN STANLEY CLIENT RELATIONS AT (800) 869-NEWS.

ANNUAL HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

                 (This page has been left blank intentionally.)

PERFORMANCE SUMMARY

[CHART]

PERFORMANCE OF A $10,000 INVESTMENT--CLASS B

                         ($ IN THOUSANDS)
                CLASS B++     LEHMAN(1)     LIPPER(2)
Oct 31, 94      $  10,000     $  10,000     $  10,000
Oct 31, 95      $  11,589     $  11,538     $  11,422
Oct 31, 96      $  12,029     $  12,128     $  11,914
Oct 31, 97      $  12,978     $  13,179     $  12,914
Oct 31, 98      $  14,321     $  14,665     $  14,050
Oct 31, 99      $  13,878     $  14,488     $  13,849
Oct 31, 2000    $  14,747     $  15,653     $  14,804
Oct 31, 2001    $  16,426     $  18,013     $  16,906
Oct 31, 2002    $  17,306     $  19,167     $  17,801
Oct 31, 2003    $  17,459     $  19,723     $  18,173
Oct 31, 2004    $  18,166     $  20,676     $  18,965

ENDING VALUE

CLASS B++        LEHMAN(1)       LIPPER(2)
---------        ---------       ---------
$  18,166        $  20,676       $  18,965

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED OCTOBER 31, 2004

                               CLASS A SHARES*       CLASS B SHARES**        CLASS C SHARES+       CLASS D SHARES++
                              (SINCE 07/28/97)       (SINCE 03/31/87)       (SINCE 07/28/97)       (SINCE 07/28/97)
SYMBOL                                   FDLAX                  FDLBX                  FDLCX                  FDLDX
1 YEAR                                    4.74%(3)               4.05%(3)               4.03%(3)               4.93%(3)
                                          0.29(4)               (0.95)(4)               3.03(4)                  --
5 YEARS                                   6.31(3)                5.53(3)                5.52(3)                6.41(3)
                                          5.39(4)                5.21(4)                5.52(4)                  --
10 YEARS                                    --                   6.15(3)                  --                     --
                                            --                   6.15(4)                  --                     --
SINCE INCEPTION                           6.08(3)                6.38(3)                5.24(3)                5.99(3)
                                          5.45(4)                6.38(4)                5.24(4)                  --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 4.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE LEHMAN BROTHERS U.S. GOVERNMENT INDEX IS A BROAD-BASED MEASURE OF ALL U.S. GOVERNMENT AND TREASURY SECURITIES. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER GENERAL U.S. GOVERNMENT FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER GENERAL U.S. GOVERNMENT FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

^    ENDING VALUE ASSUMING A COMPLETE REDEMPTION ON OCTOBER 31, 2004.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 05/01/04 - 10/31/04.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                        BEGINNING          ENDING           EXPENSES PAID
                                                      ACCOUNT VALUE     ACCOUNT VALUE      DURING PERIOD *
                                                      -------------     -------------      ---------------
                                                                                             05/01/04 -
                                                        05/01/04          10/31/04            10/31/04
                                                      -------------     -------------      ---------------
CLASS A
Actual (3.18% return)                                 $    1,000.00     $    1,031.80      $          5.06
Hypothetical (5% annual return before expenses)       $    1,000.00     $    1,020.16      $          5.03

CLASS B
Actual (2.93% return)                                 $    1,000.00     $    1,029.30      $          8.11
Hypothetical (5% annual return before expenses)       $    1,000.00     $    1,017.14      $          8.06

CLASS C
Actual (2.91% return)                                 $    1,000.00     $    1,029.10      $          8.11
Hypothetical (5% annual return before expenses)       $    1,000.00     $    1,017.14      $          8.06

CLASS D
Actual (3.36% return)                                 $    1,000.00     $    1,033.60      $          3.78
Hypothetical (5% annual return before expenses)       $    1,000.00     $    1,021.42      $          3.76

----------
  * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.99%, 1.59%, 1.59% AND 0.74% RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

MORGAN STANLEY FEDERAL SECURITIES TRUST
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2004

PRINCIPAL
AMOUNT IN                                                                    COUPON
THOUSANDS     DESCRIPTION AND MATURITY DATE                                   RATE             VALUE
----------------------------------------------------------------------------------------------------------
              MORTGAGE-BACKED SECURITIES (99.1%)
              FEDERAL HOME LOAN MORTGAGE CORP. (2.9% )
$   5,000     *                                                                5.00%       $     5,100,000
    3,381     10/01/10 - 02/01/20                                              9.50              3,807,134
      820     07/01/09 - 10/01/19                                             10.00                921,886
      102     02/01/16 - 12/01/17                                             10.50                115,673
                                                                                           ---------------
                                                                                                 9,944,693
                                                                                           ---------------
              FEDERAL HOME LOAN MORTGAGE CORP. PC GOLD (17.1% )
   27,150     *                                                                5.50             28,100,250
    4,700     *                                                                6.00              4,867,437
    7,600     *                                                                6.50              7,987,125
    1,059     12/01/28 - 09/01/33                                              6.50              1,114,354
   12,926     04/01/20 - 08/01/32                                              7.50             13,877,574
    2,349     02/01/23 - 07/01/31                                              8.00              2,552,238
                                                                                           ---------------
                                                                                                58,498,978
                                                                                           ---------------
              FEDERAL NATIONAL MORTGAGE ASSOC. (74.1%)
   28,500     *                                                                4.50             28,328,344
   28,300     *                                                                5.00             28,883,688
   57,550     *                                                                5.50             58,611,078
   32,100     *                                                                6.00             33,283,688
   46,605     *                                                                6.50             49,008,070
    7,401     01/01/27 - 01/01/34                                              6.50              7,800,050
   33,126     07/01/23 - 03/01/33                                              7.00             35,214,735
    7,968     09/01/29 - 06/01/32                                              7.50              8,548,029
    2,311     05/01/22 - 02/01/32                                              8.00              2,517,970
      265     01/01/22 - 04/01/25                                              8.50                292,872
      205     09/01/16 - 05/01/20                                              9.50                231,834
       60     03/01/16 - 02/01/18                                              9.75                 66,460
                                                                                           ---------------
                                                                                               252,786,818
                                                                                           ---------------
              GOVERNMENT NATIONAL MORTGAGE ASSOC. (4.8%)
   10,200     *                                                                5.50             10,435,875
    1,773     08/15/25 - 05/15/29                                              6.50              1,880,068
       20     01/15/29 - 08/15/29                                              7.50                 21,257

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                    COUPON
THOUSANDS     DESCRIPTION AND MATURITY DATE                                   RATE             VALUE
----------------------------------------------------------------------------------------------------------
$   1,066     10/15/19 - 10/15/24                                             8.50%        $     1,172,566
    2,395     11/15/17 - 06/15/20                                             9.50               2,716,519
       88     05/15/16 - 11/15/20                                            10.00                  99,127
                                                                                           ---------------
                                                                                                16,325,412
                                                                                           ---------------
              GOVERNMENT NATIONAL MORTGAGE ASSOC. II (0.2%)
      741     05/20/30                                                        8.00                 805,111
                                                                                           ---------------
              TOTAL MORTGAGE-BACKED SECURITIES
               (COST $335,402,240)                                                             338,361,012
                                                                                           ---------------
              U.S. GOVERNMENT OBLIGATIONS (11.2%)
              U.S. TREASURY NOTES
    8,800     02/15/13                                                        3.875              8,805,509
   29,400     11/15/04                                                        5.875             29,452,832
                                                                                           ---------------
              TOTAL U.S. GOVERNMENT OBLIGATIONS
               (COST $38,135,369)                                                               38,258,341
                                                                                           ---------------
              SHORT-TERM INVESTMENTS (63.6%)
              U.S. GOVERNMENT AGENCIES & OBLIGATIONS (a) (39.4%)
   49,400     Federal Home Loan Bank
               11/03/04 - 11/17/04                                         1.74 - 1.79          49,374,293
   52,500     Federal National Mortgage Assoc.
               11/01/04 - 11/17/04                                         1.59 - 1.76          52,475,417
   18,000     Freddie Mac
               11/02/04                                                       1.59              17,997,615
    1,600     U.S. Treasury Bill
               01/13/05 +                                                     1.645              1,594,663
   13,000     U.S. Treasury Note
               11/15/04                                                       5.875             13,023,361
                                                                                           ---------------
              TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS
               (COST $134,481,392)                                                             134,465,349
                                                                                           ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                    COUPON
THOUSANDS     DESCRIPTION AND MATURITY DATE                                   RATE             VALUE
----------------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENT (24.2%)
$  82,556     Joint repurchase agreement account due 11/01/04
               (dated 10/29/04 proceeds $82,568,659) (b)
               (COST $82,556,000)                                             1.84%        $    82,556,000
                                                                                           ---------------
              TOTAL SHORT-TERM INVESTMENTS
               (COST $217,037,392)                                                             217,021,349
                                                                                           ---------------
              TOTAL INVESTMENTS
               (COST $590,575,001) (c) (d)                                   173.9%            593,640,702
              LIABILITIES IN EXCESS OF OTHER ASSETS                          (73.9)           (252,305,665)
                                                                             -----         ---------------
              NET ASSETS                                                     100.0%        $   341,335,037
                                                                             =====         ===============

----------
   PC   PARTICIPATION CERTIFICATE.
   + A PORTION OF THIS SECURITY HAS BEEN PHYSICALLY SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS IN AN AMOUNT EQUAL TO $251,350.
   * SECURITY PURCHASED ON A FORWARD COMMITMENT BASIS WITH AN APPROXIMATE PRINCIPAL AMOUNT AND NO DEFINITE MATURITY DATE; THE ACTUAL PRINCIPAL AMOUNT AND MATURITY DATE WILL BE DETERMINED UPON SETTLEMENT.
   (a) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
   (b)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
   (c) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $316,233,971 IN CONNECTION WITH SECURITIES PURCHASED ON A FORWARD COMMITMENT BASIS AND OPEN FUTURES CONTRACTS.
   (d) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $592,549,006. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $3,077,737 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $1,986,041, RESULTING IN NET UNREALIZED APPRECIATION OF $1,091,696.

FUTURES CONTRACTS OPEN AT OCTOBER 31, 2004:

                                                                                            UNREALIZED
NUMBER OF                                DESCRIPTION/DELIVERY          UNDERLYING FACE     APPRECIATION/
CONTRACTS        LONG/SHORT                 MONTH AND YEAR             AMOUNT AT VALUE    (DEPRECIATION)
--------------------------------------------------------------------------------------------------------
    103             Long                 U.S Treasury Bonds            $    11,725,906    $      402,248
                                         December 2004
    117             Short                U.S. Treasury Notes               (24,776,578)          (60,757)
                                         2 Year December 2004
     63             Short                U.S. Treasury Notes                (7,016,625)          (85,332)
                                         5 Year December 2004
      7             Short                U.S. Treasury Notes                  (773,719)             (276)
                                         5 Year March 2005
    145             Short                U.S. Treasury Notes               (16,466,563)         (118,874)
                                         10 Year December 2004
     21             Short                U.S. Treasury Notes                (2,372,016)           (1,153)
                                         10 Year March 2005
                                                                                          --------------
                                  Net unrealized appreciation                             $      135,856
                                                                                          ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY FEDERAL SECURITIES TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2004

ASSETS:
Investments in securities, at value (including a repurchase
  agreement of $82,556,000) (cost $590,575,001)                   $ 593,640,702
Receivable for:
  Interest                                                            2,336,632
  Shares of beneficial interest sold                                    115,230
  Principal paydowns                                                     97,321
  Investments sold                                                       12,727
Prepaid expenses and other assets                                        61,929
                                                                  -------------
    TOTAL ASSETS                                                    596,264,541
                                                                  -------------
LIABILITIES:
Payable for:
  Investments purchased                                             254,021,868
  Shares of beneficial interest redeemed                                299,500
  Distribution fee                                                      233,034
  Investment management fee                                             160,273
  Dividends and distributions to shareholders                            40,032
  Variation margin                                                       21,974
Accrued expenses and other payables                                     152,823
                                                                  -------------
    TOTAL LIABILITIES                                               254,929,504
                                                                  -------------
    NET ASSETS                                                    $ 341,335,037
                                                                  =============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                   $ 347,827,452
Net unrealized appreciation                                           3,201,557
Dividends in excess of net investment income                         (1,936,226)
Accumulated net realized loss                                        (7,757,746)
                                                                  -------------
    NET ASSETS                                                    $ 341,335,037
                                                                  =============
CLASS A SHARES:
Net Assets                                                        $  10,663,336
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)             1,134,066
    NET ASSET VALUE PER SHARE                                     $        9.40
                                                                  =============
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 4.44% OF NET ASSET VALUE)               $        9.82
                                                                  =============
CLASS B SHARES:
Net Assets                                                        $ 305,065,746
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)            33,057,668
    NET ASSET VALUE PER SHARE                                     $        9.23
                                                                  =============
CLASS C SHARES:
Net Assets                                                        $  12,863,715
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)             1,381,658
    NET ASSET VALUE PER SHARE                                     $        9.31
                                                                  =============
CLASS D SHARES:
Net Assets                                                        $  12,742,240
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)             1,383,378
    NET ASSET VALUE PER SHARE                                     $        9.21
                                                                  =============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2004

NET INVESTMENT INCOME:

INTEREST INCOME                                                   $   9,571,151
                                                                  -------------

EXPENSES
Distribution fee (Class A shares)                                        22,420
Distribution fee (Class B shares)                                     2,951,761
Distribution fee (Class C shares)                                       131,284
Investment management fee                                             2,159,209
Transfer agent fees and expenses                                        403,361
Custodian fees                                                           89,096
Professional fees                                                        78,511
Shareholder reports and notices                                          68,795
Registration fees                                                        49,078
Trustees' fees and expenses                                              12,794
Other                                                                    40,764
                                                                  -------------
    TOTAL EXPENSES                                                    6,007,073
                                                                  -------------
    NET INVESTMENT INCOME                                             3,564,078
                                                                  -------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN/LOSS ON:
Investments                                                          11,514,113
Futures contracts                                                    (1,216,688)
                                                                  -------------
    NET REALIZED GAIN                                                10,297,425
                                                                  -------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                             747,215
Futures contracts                                                       815,876
                                                                  -------------
    NET APPRECIATION                                                  1,563,091
                                                                  -------------
    NET GAIN                                                         11,860,516
                                                                  -------------
NET INCREASE                                                      $  15,424,594
                                                                  =============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                          FOR THE YEAR         FOR THE YEAR
                                                                              ENDED                ENDED
                                                                        OCTOBER 31, 2004     OCTOBER 31, 2003
                                                                        -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                                   $       3,564,078    $       5,577,597
Net realized gain                                                              10,297,425           18,304,927
Net change in unrealized depreciation/appreciation                              1,563,091          (18,922,147)
                                                                        -----------------    -----------------

    NET INCREASE                                                               15,424,594            4,960,377
                                                                        -----------------    -----------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares                                                                   (465,680)            (882,181)
Class B shares                                                                 (9,669,856)         (17,967,709)
Class C shares                                                                   (430,048)            (756,668)
Class D shares                                                                   (597,216)          (1,074,018)
                                                                        -----------------    -----------------

    TOTAL DIVIDENDS                                                           (11,162,800)         (20,680,576)
                                                                        -----------------    -----------------

Net decrease from transactions in shares of beneficial interest              (112,215,154)         (65,140,797)
                                                                        -----------------    -----------------

    NET DECREASE                                                             (107,953,360)         (80,860,996)

NET ASSETS:
Beginning of period                                                           449,288,397          530,149,393
                                                                        -----------------    -----------------

END OF PERIOD
(Including dividends in excess of net investment income of $1,936,226
  and $6,240,071, respectively)                                         $     341,335,037    $     449,288,397
                                                                        =================    =================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY FEDERAL SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2004

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley Federal Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to earn a high level of current income. The Fund commenced operations on March 31, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements.

The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AGREEMENT
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined at the close of each business day: 0.55% to the portion of daily net assets not exceeding $1 billion; 0.525% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.50% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.475% to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.45% to the portion of daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.425% to the portion of daily net assets exceeding $5 billion but not exceeding $7.5 billion; 0.40% to the portion of daily net assets exceeding $7.5 billion but not exceeding $10 billion; 0.375% to the portion of daily net assets exceeding $10 billion but not exceeding $12.5 billion; and 0.35% to the portion of daily net assets exceeding $12.5 billion.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 0.85% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 0.85% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $11,871,782 at October 31, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended October 31, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.17% and 0.85%, respectively.

The Distributor has informed the Fund that for the year ended October 31, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $389,483 and $5,527, respectively and received $30,334 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the year ended October 31, 2004 were $3,042,606,249 and $3,231,417,019, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At October 31, 2004, the Fund had transfer agent fees and expenses payable of approximately $7,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the year ended October 31, 2004 included in Trustees' fees and expenses in the Statement of Operations amounted to $7,391. At October 31, 2004, the Fund had an accrued pension liability of $61,114 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
To hedge against adverse interest rate and market risks on portfolio positions or anticipated positions in U.S. Government securities, the Fund may enter into interest rate futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

6. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                                FOR THE YEAR                          FOR THE YEAR
                                                   ENDED                                 ENDED
                                              OCTOBER 31, 2004                      OCTOBER 31, 2003
                                     ----------------------------------    ----------------------------------
                                         SHARES             AMOUNT             SHARES             AMOUNT
                                     ---------------    ---------------    ---------------    ---------------
CLASS A SHARES
Sold                                         513,280    $     4,804,882         12,080,315    $   115,068,690
Reinvestment of dividends                     22,990            214,078             33,582            317,262
Redeemed                                  (1,383,423)       (12,946,742)       (12,504,404)      (119,103,199)
                                     ---------------    ---------------    ---------------    ---------------
Net decrease -- Class A                     (847,153)        (7,927,782)          (390,507)        (3,717,247)
                                     ---------------    ---------------    ---------------    ---------------
CLASS B SHARES
Sold                                       1,517,976         13,883,792          7,519,978         70,233,933
Reinvestment of dividends                    645,707          5,907,269          1,178,747         10,944,394
Redeemed                                 (12,345,354)      (112,864,951)       (16,018,721)      (149,116,736)
                                     ---------------    ---------------    ---------------    ---------------
Net decrease -- Class B                  (10,181,671)       (93,073,890)        (7,319,996)       (67,938,409)
                                     ---------------    ---------------    ---------------    ---------------
CLASS C SHARES
Sold                                         410,963          3,799,461          2,622,184         24,769,208
Reinvestment of dividends                     30,647            282,875             49,570            464,326
Redeemed                                    (885,953)        (8,161,101)        (2,858,868)       (26,941,553)
                                     ---------------    ---------------    ---------------    ---------------
Net decrease -- Class C                     (444,343)        (4,078,765)          (187,114)        (1,708,019)
                                     ---------------    ---------------    ---------------    ---------------
CLASS D SHARES
Sold                                         453,643          4,145,381          4,907,298         45,931,401
Reinvestment of dividends                     45,843            418,438             70,736            653,850
Redeemed                                  (1,277,486)       (11,698,536)        (4,126,214)       (38,362,373)
                                     ---------------    ---------------    ---------------    ---------------
Net increase (decrease) -- Class D          (778,000)        (7,134,717)           851,820          8,222,878
                                     ---------------    ---------------    ---------------    ---------------
Net decrease in Fund                     (12,251,167)   $  (112,215,154)        (7,045,797)   $   (65,140,797)
                                     ===============    ===============    ===============    ===============


7. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                   FOR THE YEAR        FOR THE YEAR
                                       ENDED               ENDED
                                 OCTOBER 31, 2004    OCTOBER 31, 2003
                                 -----------------   -----------------
Ordinary income                  $      11,241,931   $      20,670,896
                                 =================   =================

As of October 31, 2004, the tax-basis components of accumulated losses were as follows:

Undistributed ordinary income    $         139,092
Undistributed long-term gains                   --
                                 -----------------
Net accumulated earnings                   139,092
Capital loss carryforward*              (7,355,496)
Temporary differences                     (101,315)
Net unrealized appreciation                825,304
                                 -----------------
Total accumulated losses         $      (6,492,415)
                                 =================

*As of October 31, 2004, the Fund had a net capital loss carryforward of $7,355,496 of which $2,381,171 will expire on October 31, 2007, $3,711,589 will expire on October 31, 2011 and $1,262,736 will expire on October 31, 2012 to offset future capital gains to the extent provided by regulations.

As of October 31, 2004, the Fund had temporary book/tax differences primarily attributable to book amortization of premiums on debt securities and mark-to-market of open futures contracts and permanent book/tax differences attributable to reclassifications of net losses on paydowns, tax adjustments on debt securities sold by the Fund and an expired capital loss carryforward. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $690,086, accumulated net realized loss was charged $11,212,481 and dividends in excess of net investment income was credited $11,902,567.

8. LEGAL MATTERS
The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY FEDERAL SECURITIES TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                         FOR THE YEAR ENDED OCTOBER 31,
                                                     ----------------------------------------------------------------------
                                                        2004           2003           2002           2001           2000
                                                     ----------     ----------     ----------     ----------     ----------
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $     9.29     $     9.58     $     9.51     $     8.98     $     9.01
                                                     ----------     ----------     ----------     ----------     ----------
Income (loss) from investment operations:
  Net investment income                                    0.07           0.12           0.43           0.54           0.63
  Net realized and unrealized gain (loss)                  0.36           0.04           0.12           0.53          (0.03)
                                                     ----------     ----------     ----------     ----------     ----------
Total income from investment operations                    0.43           0.16           0.55           1.07           0.60
                                                     ----------     ----------     ----------     ----------     ----------

Less dividends from net investment income                 (0.32)         (0.45)         (0.48)         (0.54)         (0.63)
                                                     ----------     ----------     ----------     ----------     ----------

Net asset value, end of period                       $     9.40     $     9.29     $     9.58     $     9.51     $     8.98
                                                     ==========     ==========     ==========     ==========     ==========

TOTAL RETURN+                                              4.74%          1.70%          6.14%         12.28%          6.97%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                   0.91%          0.92%          0.90%          0.91%          0.82%
Net investment income                                      1.52%          1.69%          4.51%          5.90%          7.05%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands              $   10,663     $   18,409     $   22,713     $    8,593     $    4,821
Portfolio turnover rate                                     666%           654%            25%           157%            64%

----------
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                         FOR THE YEAR ENDED OCTOBER 31,
                                                     ----------------------------------------------------------------------
                                                        2004           2003           2002           2001           2000
                                                     ----------     ----------     ----------     ----------     ----------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $     9.12     $     9.42     $     9.35     $     8.85     $     8.87
                                                     ----------     ----------     ----------     ----------     ----------
Income (loss) from investment operations:
  Net investment income                                    0.00           0.05           0.36           0.47           0.55
  Net realized and unrealized gain
   (loss)                                                  0.36           0.03           0.12           0.50          (0.02)
                                                     ----------     ----------     ----------     ----------     ----------
Total income from investment operations                    0.36           0.08           0.48           0.97           0.53
                                                     ----------     ----------     ----------     ----------     ----------

Less dividends from net investment income                 (0.25)         (0.38)         (0.41)         (0.47)         (0.55)
                                                     ----------     ----------     ----------     ----------     ----------

Net asset value, end of period                       $     9.23     $     9.12     $     9.42     $     9.35     $     8.85
                                                     ==========     ==========     ==========     ==========     ==========

TOTAL RETURN+                                              4.05%          0.89%          5.36%         11.38%          6.26%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                   1.59%          1.56%          1.55%          1.56%          1.57%
Net investment income                                      0.84%          1.05%          3.86%          5.25%          6.30%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands              $  305,066     $  394,399     $  476,023     $  490,351     $  456,418
Portfolio turnover rate                                     666%           654%            25%           157%            64%

----------
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                         FOR THE YEAR ENDED OCTOBER 31,
                                                     ----------------------------------------------------------------------
                                                        2004           2003           2002           2001           2000
                                                     ----------     ----------     ----------     ----------     ----------
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $     9.20     $     9.50     $     9.43     $     8.93     $     8.95
                                                     ----------     ----------     ----------     ----------     ----------
Income (loss) from investment operations:
  Net investment income                                    0.01           0.06           0.36           0.48           0.56
  Net realized and unrealized gain (loss)                  0.35           0.03           0.12           0.50          (0.02)
                                                     ----------     ----------     ----------     ----------     ----------
Total income from investment operations                    0.36           0.09           0.48           0.98           0.54
                                                     ----------     ----------     ----------     ----------     ----------

Less dividends from net investment income                 (0.25)         (0.39)         (0.41)         (0.48)         (0.56)
                                                     ----------     ----------     ----------     ----------     ----------

Net asset value, end of period                       $     9.31     $     9.20     $     9.50     $     9.43     $     8.93
                                                     ==========     ==========     ==========     ==========     ==========

TOTAL RETURN+                                              4.03%          0.91%          5.35%         11.33%          6.26%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                   1.59%          1.56%          1.55%          1.56%          1.57%
Net investment income                                      0.84%          1.05%          3.86%          5.25%          6.30%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands              $   12,864     $   16,803     $   19,116     $   15,248     $   10,191
Portfolio turnover rate                                     666%           654%            25%           157%            64%

----------
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                         FOR THE YEAR ENDED OCTOBER 31,
                                                     ----------------------------------------------------------------------
                                                        2004           2003           2002           2001           2000
                                                     ----------     ----------     ----------     ----------     ----------
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $     9.10     $     9.39     $     9.33     $     8.84     $     8.86
                                                     ----------     ----------     ----------     ----------     ----------
Income (loss) from investment operations:
  Net investment income                                    0.08           0.13           0.43           0.55           0.63
  Net realized and unrealized gain (loss)                  0.36           0.04           0.12           0.49          (0.02)
                                                     ----------     ----------     ----------     ----------     ----------
Total income from investment operations                    0.44           0.17           0.55           1.04           0.61
                                                     ----------     ----------     ----------     ----------     ----------

Less dividends from net investment income                 (0.33)         (0.46)         (0.49)         (0.55)         (0.63)
                                                     ----------     ----------     ----------     ----------     ----------

Net asset value, end of period                       $     9.21     $     9.10     $     9.39     $     9.33     $     8.84
                                                     ==========     ==========     ==========     ==========     ==========

TOTAL RETURN+                                              4.93%          1.85%          6.14%         12.23%          7.17%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                   0.74%          0.71%          0.70%          0.71%          0.72%
Net investment income                                      1.69%          1.90%          4.71%          6.10%          7.15%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands              $   12,742     $   19,677     $   12,297     $    6,206     $    4,378
Portfolio turnover rate                                     666%           654%            25%           157%            64%

----------
+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY FEDERAL SECURITIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF
TRUSTEES OF MORGAN STANLEY FEDERAL SECURITIES TRUST:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Federal Securities Trust (the "Fund"), including the portfolio of investments, as of October 31, 2004, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Federal Securities Trust as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
NEW YORK, NEW YORK
December 16, 2004

                       2004 FEDERAL TAX NOTICE (UNAUDITED)

     Of the Fund's ordinary income dividends paid during the fiscal year ended October 31, 2004, 25.62% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

MORGAN STANLEY FEDERAL SECURITIES TRUST
TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                                 NUMBER OF
                                                                                                PORTFOLIOS
                                                        TERM OF                                  IN FUND
                                         POSITION(S)   OFFICE AND                                COMPLEX
       NAME, AGE AND ADDRESS OF           HELD WITH    LENGTH OF     PRINCIPAL OCCUPATION(S)     OVERSEEN      OTHER DIRECTORSHIPS
         INDEPENDENT TRUSTEE             REGISTRANT   TIME SERVED*    DURING PAST 5 YEARS**    BY TRUSTEE***    HELD BY TRUSTEE
---------------------------------------  -----------  ------------  -------------------------  -------------  ---------------------
Michael Bozic (63)                       Trustee      Since         Private Investor;          208            Director of Weirton
c/o Kramer Levin Naftalis & Frankel LLP               April 1994    Director or Trustee of                    Steel Corporation.
Counsel to the Independent Trustees                                 the Retail Funds (since
919 Third Avenue                                                    April 1994) and the
New York, NY                                                        Institutional Funds
                                                                    (since July 2003);
                                                                    formerly Vice Chairman of
                                                                    Kmart Corporation
                                                                    (December 1998-October
                                                                    2000), Chairman and Chief
                                                                    Executive Officer of
                                                                    Levitz Furniture
                                                                    Corporation (November
                                                                    1995-November 1998) and
                                                                    President and Chief
                                                                    Executive Officer of
                                                                    Hills Department Stores
                                                                    (May 1991-July 1995);
                                                                    formerly variously
                                                                    Chairman, Chief Executive
                                                                    Officer, President and
                                                                    Chief Operating Officer
                                                                    (1987-1991) of the Sears
                                                                    Merchandise Group of
                                                                    Sears, Roebuck & Co.

Edwin J. Garn (72)                       Trustee      Since         Managing Director of       208            Director of Franklin
c/o Summit Ventures LLC                               January 1993  Summit Ventures LLC;                      Covey (time
1 Utah Center                                                       Director or Trustee of                    management systems),
201 S. Main Street                                                  the Retail Funds (since                   BMW Bank of North
Salt Lake City, UT                                                  January 1993) and the                     America, Inc.
                                                                    Institutional Funds                       (industrial loan
                                                                    (since July 2003); member                 corporation), United
                                                                    of the Utah Regional                      Space Alliance (joint
                                                                    Advisory Board of Pacific                 venture between
                                                                    Corp.; formerly United                    Lockheed Martin and
                                                                    States Senator (R-Utah)                   the Boeing Company)
                                                                    (1974-1992) and Chairman,                 and Nuskin Asia
                                                                    Senate Banking Committee                  Pacific (multilevel
                                                                    (1980-1986), Mayor of                     marketing); member of
                                                                    Salt Lake City, Utah                      the board of various
                                                                    (1971-1974), Astronaut,                   civic and charitable
                                                                    Space Shuttle Discovery                   organizations.
                                                                    (April 12-19, 1985), and
                                                                    Vice Chairman, Huntsman
                                                                    Corporation (chemical
                                                                    company).

Wayne E. Hedien (70)                     Trustee      Since         Retired; Director or       208            Director of The PMI
c/o Kramer Levin Naftalis & Frankel LLP               September     Trustee of the Retail                     Group Inc. (private
Counsel to the Independent Trustees                   1997          Funds (since September                    mortgage insurance);
919 Third Avenue                                                    1997) and the                             Trustee and Vice
New York, NY                                                        Institutional Funds                       Chairman of The Field
                                                                    (since July 2003);                        Museum of Natural
                                                                    formerly associated with                  History; director of
                                                                    the Allstate Companies                    various other
                                                                    (1966-1994), most                         business and
                                                                    recently as Chairman of                   charitable
                                                                    The Allstate Corporation                  organizations.
                                                                    (March 1993-December
                                                                    1994) and Chairman and
                                                                    Chief Executive Officer
                                                                    of its wholly-owned
                                                                    subsidiary, Allstate
                                                                    Insurance Company (July
                                                                    1989-December 1994).

                                                                                                 NUMBER OF
                                                                                                PORTFOLIOS
                                                        TERM OF                                  IN FUND
                                         POSITION(S)   OFFICE AND                                COMPLEX
       NAME, AGE AND ADDRESS OF           HELD WITH    LENGTH OF     PRINCIPAL OCCUPATION(S)     OVERSEEN      OTHER DIRECTORSHIPS
         INDEPENDENT TRUSTEE             REGISTRANT   TIME SERVED*    DURING PAST 5 YEARS**    BY TRUSTEE***    HELD BY TRUSTEE
---------------------------------------  -----------  ------------  -------------------------  -------------  ---------------------
Dr. Manuel H. Johnson (55)               Trustee      Since         Senior Partner, Johnson    208            Director of NVR, Inc.
c/o Johnson Smick International, Inc.                 July 1991     Smick International,                      (home construction);
2099 Pennsylvania Avenue, N.W.                                      Inc., a consulting firm;                  Chairman and Trustee
Suite 950                                                           Chairman of the Audit                     of the Financial
Washington, D.C.                                                    Committee and Director or                 Accounting Foundation
                                                                    Trustee of the Retail                     (oversight
                                                                    Funds (since July 1991)                   organization of the
                                                                    and the Institutional                     Financial Accounting
                                                                    Funds (since July 2003);                  Standards Board);
                                                                    Co-Chairman and a founder                 Director of RBS
                                                                    of the Group of Seven                     Greenwich Capital
                                                                    Council (G7C), an                         Holdings (financial
                                                                    international economic                    holding company).
                                                                    commission; formerly Vice
                                                                    Chairman of the Board of
                                                                    Governors of the Federal
                                                                    Reserve System and
                                                                    Assistant Secretary of
                                                                    the U.S. Treasury.

Joseph J. Kearns (62)                    Trustee      Since         President, Kearns &        209            Director of Electro
PMB754                                                July 2003     Associates LLC                            Rent Corporation
23852 Pacific Coast Highway                                         (investment consulting);                  (equipment leasing),
Malibu, CA                                                          Deputy Chairman of the                    The Ford Family
                                                                    Audit Committee and                       Foundation, and the
                                                                    Director or Trustee of                    UCLA Foundation.
                                                                    the Retail Funds (since
                                                                    July 2003) and the
                                                                    Institutional Funds
                                                                    (since August 1994);
                                                                    previously Chairman of
                                                                    the Audit Committee of
                                                                    the Institutional Funds
                                                                    (October 2001-July 2003);
                                                                    formerly CFO of the J.
                                                                    Paul Getty Trust.

Michael E. Nugent (68)                   Trustee      Since         General Partner of         208            Director of various
c/o Triumph Capital, L.P.                             July 1991     Triumph Capital, L.P., a                  business
445 Park Avenue                                                     private investment                        organizations.
New York, NY                                                        partnership; Chairman of
                                                                    the Insurance Committee
                                                                    and Director or Trustee
                                                                    of the Retail Funds
                                                                    (since July 1991) and the
                                                                    Institutional Funds
                                                                    (since July 2001);
                                                                    formerly Vice President,
                                                                    Bankers Trust Company and
                                                                    BT Capital Corporation
                                                                    (1984-1988).

Fergus Reid (72)                         Trustee      Since         Chairman of Lumelite       209            Trustee and Director
c/o Lumelite Plastics Corporation                     July 2003     Plastics Corporation;                     of certain investment
85 Charles Colman Blvd.                                             Chairman of the                           companies in the
Pawling, NY                                                         Governance Committee and                  JPMorgan Funds
                                                                    Director or Trustee of                    complex managed by
                                                                    the Retail Funds (since                   J.P. Morgan
                                                                    July 2003) and the                        Investment Management
                                                                    Institutional Funds                       Inc.
                                                                    (since June 1992).

INTERESTED TRUSTEES:

                                                                                                 NUMBER OF
                                                                                                PORTFOLIOS
                                                        TERM OF                                  IN FUND
                                         POSITION(S)   OFFICE AND                                COMPLEX
       NAME, AGE AND ADDRESS OF           HELD WITH    LENGTH OF     PRINCIPAL OCCUPATION(S)     OVERSEEN      OTHER DIRECTORSHIPS
          INTERESTED TRUSTEE             REGISTRANT   TIME SERVED*    DURING PAST 5 YEARS**    BY TRUSTEE***    HELD BY TRUSTEE
---------------------------------------  -----------  ------------  -------------------------  -------------  ---------------------
Charles A. Fiumefreddo (71)              Chairman of  Since         Chairman and Director or   208            None
c/o Morgan Stanley Trust                 the Board    July 1991     Trustee of the Retail
Harborside Financial Center,             and Trustee                Funds (since July 1991)
Plaza Two,                                                          and the Institutional
Jersey City, NJ                                                     Funds (since July 2003);
                                                                    formerly Chief Executive
                                                                    Officer of the Retail
                                                                    Funds (until September
                                                                    2002).

James F. Higgins (56)                    Trustee      Since         Director or Trustee of     208            Director of AXA
c/o Morgan Stanley Trust                              June 2000     the Retail Funds (since                   Financial, Inc. and
Harborside Financial Center,                                        June 2000) and the                        The Equitable Life
Plaza Two,                                                          Institutional Funds                       Assurance Society of
Jersey City, NJ                                                     (since July 2003); Senior                 the United States
                                                                    Advisor of Morgan Stanley                 (financial services).
                                                                    (since August 2000);
                                                                    Director of the
                                                                    Distributor and Dean
                                                                    Witter Realty Inc.;
                                                                    previously President and
                                                                    Chief Operating Officer
                                                                    of the Private Client
                                                                    Group of Morgan Stanley
                                                                    (May 1999-August 2000),
                                                                    and President and Chief
                                                                    Operating Officer of
                                                                    Individual Securities of
                                                                    Morgan Stanley (February
                                                                    1997-May 1999).

----------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT MANAGER ") (THE "RETAIL FUNDS ").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS
    DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL
    OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT MANAGER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF THE INVESTMENT MANAGER (INCLUDING BUT NOT LIMITED TO MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                                  TERM OF
                                POSITION(S)      OFFICE AND
  NAME, AGE AND ADDRESS OF      HELD WITH        LENGTH OF
     EXECUTIVE OFFICER          REGISTRANT      TIME SERVED*           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
----------------------------  ---------------  ---------------  ------------------------------------------------------------
Mitchell M. Merin (51)        President        Since May 1999   President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas                                     Investment Management Inc.; President, Director and Chief
New York, NY                                                    Executive Officer of the Investment Manager and Morgan
                                                                Stanley Services; Chairman and Director of the Distributor;
                                                                Chairman and Director of the Transfer Agent; Director of
                                                                various Morgan Stanley subsidiaries; President of the
                                                                Institutional Funds (since July 2003) and President of the
                                                                Retail Funds (since May 1999); Trustee (since July 2003) and
                                                                President (since December 2002) of the Van Kampen Closed-End
                                                                Funds; Trustee (since May 1999) and President (since October
                                                                2002) of the Van Kampen Open-End Funds.

Ronald E. Robison (65)        Executive Vice   Since            Principal Executive Officer-Office of the Funds (since
1221 Avenue of the Americas   President and    April 2003       November 2003); Managing Director of Morgan Stanley & Co.
New York, NY                  Principal                         Incorporated, Managing Director of Morgan Stanley; Managing
                              Executive                         Director, Chief Administrative Officer and Director of the
                              Officer                           Investment Manager and Morgan Stanley Services; Chief
                                                                Executive Officer and Director of the Transfer Agent;
                                                                Managing Director and Director of the Distributor; Executive
                                                                Vice President and Principal Executive Officer of the
                                                                Institutional Funds (since July 2003) and the Retail Funds
                                                                (since April 2003); Director of Morgan Stanley SICAV (since
                                                                May 2004); previously President and Director of the Retail
                                                                Funds (March 2001-July 2003) and Chief Global Operations
                                                                Officer and Managing Director of Morgan Stanley Investment
                                                                Management Inc.

Joseph J. McAlinden (61)      Vice President   Since July 1995  Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                                     Investment Manager and Morgan Stanley Investment Management
New York, NY                                                    Inc., Director of the Transfer Agent, Chief Investment
                                                                Officer of the Van Kampen Funds; Vice President of the
                                                                Institutional Funds (since July 2003) and the Retail Funds
                                                                (since July 1995).

Barry Fink (49)               Vice President   Since            General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas                    February 1997    (since December 2000) of Morgan Stanley Investment
New York, NY                                                    Management; Managing Director (since December 2000),
                                                                Secretary (since February 1997) and Director (since July
                                                                1998) of the Investment Manager and Morgan Stanley Services;
                                                                Vice President of the Retail Funds; Assistant Secretary of
                                                                Morgan Stanley DW; Vice President of the Institutional Funds
                                                                (since July 2003); Managing Director, Secretary and Director of the Distributor; previously Secretary (February 1997-July
                                                                2003) and General Counsel (February 1997-April 2004) of the
                                                                Retail Funds; Vice President and Assistant General Counsel
                                                                of the Investment Manager and Morgan Stanley Services
                                                                (February 1997-December 2001).

Amy R. Doberman (42)          Vice President   Since July 2004  Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                                     Management; Managing Director of Morgan Stanley Investment
New York, NY                                                    Management Inc. and the Investment Manager, Vice President
                                                                of the Institutional and Retail Funds (since July 2004);
                                                                previously, Managing Director and General Counsel -
                                                                Americas, UBS Global Asset Management (July 2000 - July 2004)
                                                                and General Counsel, Aeltus Investment Management, Inc.
                                                                (January 1997 - July 2000).

Carsten Otto (41)             Chief            Since October    Executive Director and U.S. Director of Compliance for
1221 Avenue of the Americas   Compliance       2004             Morgan Stanley Investment Management (since October 2004);
New York, NY 10020            Officer                           Executive Director of the Investment Adviser and Morgan
                                                                Stanley Investment Management Inc.; formerly Assistant
                                                                Secretary and Assistant General Counsel of the Morgan
                                                                Stanley Retail Funds.

                                                  TERM OF
                                POSITION(S)      OFFICE AND
  NAME, AGE AND ADDRESS OF      HELD WITH        LENGTH OF
     EXECUTIVE OFFICER          REGISTRANT      TIME SERVED*           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
----------------------------  ---------------  ---------------  ------------------------------------------------------------
Stefanie V. Chang (37)        Vice President   Since July 2003  Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas                                     Morgan Stanley Investment Management Inc., and the
New York, NY                                                    Investment Manager; Vice President of the Institutional
                                                                Funds (since December 1997) and the Retail Funds (since July
                                                                2003); formerly practiced law with the New York law firm of
                                                                Rogers & Wells (now Clifford Chance US LLP).

Francis J. Smith (39)         Treasurer and    Treasurer since  Executive Director of the Investment Manager and Morgan
c/o Morgan Stanley Trust      Chief Financial  July 2003 and    Stanley Services (since December 2001); previously, Vice
Harborside Financial Center,  Officer          Chief Financial  President of the Retail Funds (September 2002-July 2003),
Plaza Two,                                     Officer since    and Vice President of the Investment Manager and Morgan
Jersey City, NJ                                September 2002   Stanley Services (August 2000-November 2001) and Senior
                                                                Manager at PricewaterhouseCoopers LLP (January 1998-August
                                                                2000).

Thomas F. Caloia (58)         Vice President   Since July 2003  Executive Director (since December 2002) and Assistant
c/o Morgan Stanley Trust                                        Treasurer of the Investment Manager, the Distributor and
Harborside Financial Center,                                    Morgan Stanley Services; previously Treasurer of the Retail
Plaza Two,                                                      Funds (April 1989-July 2003); formerly First Vice President
Jersey City, NJ                                                 of the Investment Manager, the Distributor and Morgan
                                                                Stanley Services.

Mary E. Mullin (37)           Secretary        Since July 2003  Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas                                     Morgan Stanley Investment Management Inc. and the Investment
New York, NY                                                    Manager; Secretary of the Institutional Funds (since June
                                                                1999) and the Retail Funds (since July 2003); formerly
                                                                practiced law with the New York law firms of McDermott, Will
                                                                & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

----------
  * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER
    FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.

                 (This page has been left blank intentionally.)

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Joseph J. McAlinden
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C)2004 Morgan Stanley

[MORGAN STANLEY LOGO]

                                                                       [GRAPHIC]

                                                            MORGAN STANLEY FUNDS

                                                                  MORGAN STANLEY
                                                              FEDERAL SECURITIES
                                                                           TRUST


                                                                   ANNUAL REPORT
                                                                OCTOBER 31, 2004

[MORGAN STANLEY LOGO]

37895RPT-RA04-00895P-Y10/04

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund":

      "Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit A.

     (2)  Not applicable.

     (3)  Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund 's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

           2004

                                                         REGISTRANT             COVERED ENTITIES(1)
              AUDIT FEES                                 $        45,699                        N/A

              NON-AUDIT FEES
                  AUDIT-RELATED FEES                     $           452(2)     $         5,067,400(2)
                  TAX FEES                               $         4,455(3)     $           545,053(4)
                  ALL OTHER FEES                         $             -        $                 -
              TOTAL NON-AUDIT FEES                       $         4,907        $         5,612,453

              TOTAL                                      $        50,606        $         5,612,453

           2003

                                                         REGISTRANT             COVERED ENTITIES(1)
              AUDIT FEES                                 $        43,279                        N/A

              NON-AUDIT FEES
                  AUDIT-RELATED FEES                     $           684(2)     $         1,086,576(2)
                  TAX FEES                               $         4,346(3)     $           252,500(4)
                  ALL OTHER FEES                         $             -        $                 -(5)
              TOTAL NON-AUDIT FEES                       $         5,030        $         1,339,076

              TOTAL                                      $        48,309        $         1,339,076

           N/A- Not applicable, as not required by Item 4.

           (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
           (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
           (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.
           (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
           (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

     1.   STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

     2.   DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

     3.   AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     4.   AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     5.   TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     6.   ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

     8.   PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

     9.   ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

     10.  COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

          MORGAN STANLEY RETAIL FUNDS
          Morgan Stanley Investment Advisors Inc.
          Morgan Stanley & Co. Incorporated
          Morgan Stanley DW Inc.
          Morgan Stanley Investment Management Inc.
          Morgan Stanley Investment Management Limited
          Morgan Stanley Investment Management Private Limited
          Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
          Van Kampen Asset Management
          Morgan Stanley Services Company, Inc.
          Morgan Stanley Distributors Inc.
          Morgan Stanley Trust FSB

          MORGAN STANLEY INSTITUTIONAL FUNDS
          Morgan Stanley Investment Management Inc.
          Morgan Stanley Investment Advisors Inc.
          Morgan Stanley Investment Management Limited
          Morgan Stanley Investment Management Private Limited
          Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
          Morgan Stanley & Co. Incorporated
          Morgan Stanley Distribution, Inc.
          Morgan Stanley AIP GP LP
          Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)  Not applicable.

(g)  See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson,
Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 9. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 10 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Federal Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 14, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 14, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 14, 2004